Preferred Stock - Additional Information (Details) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Preferred stock, authorized	1,000,000	1,000,000
Preferred stock, par value	$ 0.01	$ 0.01